Key Management Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Salaries, bonuses, director fees and other short-term benefits	$ 16	$ 19
Post-employment benefits	3	2
Key management personnel compensation	43	46
Share option compensation expense
Disclosure of transactions between related parties [line items]
Share option compensation expense	4	7
Compensation expense related to Units
Disclosure of transactions between related parties [line items]
Share option compensation expense	$ 20	$ 18